Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended
	Jul. 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Feb. 28, 2026	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000251148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Federated Hermes MDT Large Cap Core ETF at NAV
Accumulated Value	$ 10,107.03	$ 10,467.71	$ 11,478.41	$ 11,373.75	$ 11,461.11		$ 12,477.76	$ 12,866.95	$ 12,868.02
C000251149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Federated Hermes MDT Large Cap Growth ETF at NAV
Accumulated Value	9,999.99	10,607.66	11,647.62	11,454.86	11,577.29		12,760.72	13,401.41	12,791.29
C000251150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Federated Hermes MDT Large Cap Value ETF at NAV
Accumulated Value	10,031.47	10,444.53	11,428.01	11,235.09	11,246.92		11,948.87	12,228.86	13,009.83
C000251151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Federated Hermes MDT Small Cap Core ETF at NAV
Accumulated Value	10,074.84	10,082.71	11,071.29	10,004.44	9,736.19		11,487.75	11,909.86	12,309.86
Morningstar Large Blend Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Blend Funds Category Average
Accumulated Value	10,102.479	10,321.83514	11,016.02285	10,838.53769	10,766.63597		11,704.3431	12,304.23221	12,498.01287
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
Accumulated Value	10,105.531	10,345.06644	11,167.9264	11,006.21304	10,965.53738		12,024.73155	12,741.08319	12,848.09004
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
Accumulated Value	10,104.561	10,324.52416	11,156.5979	10,943.20877	10,884.55373		11,959.9196	12,672.55288	12,805.35045
Russell 3000 C000251149 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
Accumulated Value	10,086.182	9,935.515622	10,942.07818	9,750.590925	9,350.986782		10,746.89167	11,390.11988	12,025.98364
Morningstar Small Blend Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Small Blend Funds Category Average
Accumulated Value	10,097.977	10,000.63654	10,864.45641	9,841.44575	9,450.928118		10,596.0634	10,826.56596	11,588.98412
Morningstar Large Growth Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Growth Funds Category Average
Accumulated Value	10,000	10,371.83473	11,326.74051	11,119.64641	11,280.08353		12,362.65883	12,986.50838	12,537.44651
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
Accumulated Value	10,000	10,337.34635	11,282.22901	11,189.95455	11,351.5524		12,671.25572	13,578.50319	12,844.07046
Morningstar Large Value Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Value Funds Category Average
Accumulated Value	10,080.952	10,308.25428	10,909.86411	10,732.966	10,464.11401		11,287.92962	11,707.99511	12,566.85481
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Accumulated Value	$ 10,082.987	$ 10,353.46313	$ 11,044.59628	$ 10,809.17675	$ 10,546.45854		$ 11,319.2002	$ 11,845.52367	$ 12,793.47744